Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation of the financial statements
1)	Basis of presentation of the financial statements

These consolidated financial statements have been prepared in accordance with IFRS accounting standards as issued by the International Accounting Standards Board (IASB) (hereafter “IFRS”).

Measurement basis:

The Company’s consolidated financial statements are prepared on a cost basis, except for financial assets measured at fair value through other comprehensive income (“OCI”), provisions, employee benefit assets and liabilities, and financial assets and liabilities which are presented at fair value through profit or loss (See Note 6).

The Company has elected to present the profit or loss items using the function of expense method.

Use of estimates, judgments and assumptions
2)	Use of estimates, judgments and assumptions:

The preparation of the consolidated financial statements requires management to make estimates, judgments, and assumptions, that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses in the consolidated financial statements.

The Company’s management believes that the estimates, judgments, and assumptions used in the preparation of the consolidated financial statements, are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates. Changes in accounting estimates are reported in the period of the change in estimate.

Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements:

In the process of applying the accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

Judgments:

-	Estimate of Percentage of Completion for Measurement of Progress on Long-Term Fixed-Price Contracts

The percentage of completion is determined based on the ratio of actual costs incurred to the total estimated cost of each contract. This total cost is estimated by the Company based on assessments of expected labor costs, subcontractor costs, and other relevant factors.

Consolidated financial statements
3)	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

Non-controlling interests
4)	Non-controlling interests

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as a change in equity by adjusting the carrying amount of the non-controlling interests with a corresponding adjustment of the equity attributable to equity holders of the Company less of or plus the consideration paid or received, respectively.

Business combinations and goodwill
5)	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets.

A put option granted by the Company to non-controlling interests is accounted for using the expected purchase approach under the presumption that the put option will be exercised, and therefore the Company effectively holds an interest in the subsidiary’s shares as if the put option had been exercised. A put option granted by the Company to non-controlling interests for which the consideration to be paid in cash or other financial asset is recognized as a liability in the amount of the present value of the put option’s exercise price.

Contingent consideration is recognized at fair value on the acquisition date and is classified as a financial asset or liability in accordance with IFRS 9. Subsequent changes in the fair value of a contingent consideration are recognized in profit or loss.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the Company recognizes the resulting gain on the acquisition date.

Functional currency and presentation currency
6)	Functional currency and presentation currency:

The presentation currency of these consolidated financial statements is the U.S dollar (the “dollar”), since the Company believes that presenting its financial statements in U.S dollars provides more relevant information to its investors. Also, the dollar is the currency of the primary economic environment in which the Company and the majority of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain subsidiaries is the dollar. For other subsidiaries, the functional currency is determined based on the primary economic environment in which each entity operates. As of the reporting date, the key functional currencies used by the Company’s foreign subsidiaries, other than the U.S. dollar, include: New Israeli Shekel, Euro, Japanese Yen and British Pound.

Revenue recognition
7)	Revenue recognition:

Revenue from contracts with customers is recognized when control of the promised goods or services are transferred to the customers. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

The Company enters into contracts that can include various combinations of products, software and professional services, as detailed below, which are generally distinct from each other and accounted for as separate performance obligations.

The Company derives its revenue from licensing the rights to use its software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other software and IT professional services (either fixed price or based on time and materials). The Company sells its products primarily through direct sales force and indirectly through distributors and value-added resellers.

The Company recognizes revenue when or as it satisfies a performance obligation by transferring software license or software related services to the customer, either at a point in time or over time.

When the Company enters into a contract for the sale of a software license which does not require significant implementation services and the customer receives the rights to use the perpetual or term-based software license, the Company recognizes revenue from the sale of the software license at the time of delivery, when the customer receives control of the software license. The software license is considered a distinct performance obligation recognized at a point-in-time, as the customer can benefit from the software on its own or together with other readily available resources.

The Company recognizes revenue from software licensing transactions over time when the Company provides the customer a right to access the Company’s intellectual property throughout the license term.

Revenue from long-term contracts which involve significant implementation, customization, or integration of the Company’s software license to customer-specific requirements are considered as one performance obligation satisfied over-time. Revenues from these contracts are primarily based on time and material.

Revenue from long-term fixed-price contracts that involve significant implementation, customization, or integration to customer-specific requirements is recognized over time. The underlying deliverable is owned and controlled by the customer or, does not create an asset with an alternative use to the Company, and the Company has an enforceable right to payment for performance completed throughout the duration of the contract. Revenue is recognized using the percentage of completion method, based on an input-based measure of progress that compares actual costs incurred to total estimated contract costs. This method supports recognition of revenue and gross profit as work is performed.

In addition, the Company provides professional services that do not involve significant customization to customer-specific specifications (typically staffing or consulting services). The revenue is recognized as the services are performed, either on a straight-line basis or based on the hours of services (time and material) that were provided to the customer, in accordance with the terms of the contracts.

The Company’s revenues from post contract support are derived from annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee, as well as technical support for software licenses previously sold. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered. The Company considers the post contract support performance obligation as a distinct performance obligation that is satisfied over time and recognized on a straight-line basis over the contractual period.

Revenue from professional services, both related to software solutions and IT professional services business segments consists of either fixed price or time and materials, are considered performance obligations that are satisfied over time and revenues are recognized as the services are provided.

The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Stand-alone selling prices of software licenses are typically estimated using the residual approach. Stand-alone selling prices of services are typically estimated based on observable transactions when these services are sold on a standalone basis.

When another party is involved in providing goods or services to the customer, the Company examines whether the nature of its promise is a performance obligation to provide the defined goods or services itself, which means the Company is a principal and therefore recognizes revenue in the gross amount of the consideration, or to arrange that another party provide the goods or services which means the Company is an agent and therefore recognizes revenue in the amount of the net commission.

The Company is a principal when it controls the promised goods or services before they are transferred to the customer. Indicators that the Company controls the goods or services before their transfer to the customer include, inter alia, as follows: the Company is responsible for fulfilling the promises in the contract; the Company has inventory risk before the goods or services are transferred to the customer; and the Company has discretion in setting the prices of the goods or services.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale.

The Company pays commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales or profit goals. The Company expenses sales commissions as they are incurred when the amortization period would have been less than one year. In addition, generally, sales commissions which are paid upon contract renewal are commensurate with the initial commissions as the renewal amounts are substantially identical to the initial commission costs. During the years ended December 31, 2023 and 2024, no costs have been capitalized.

The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

Income tax
8)	Income tax:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

●	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

●	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been considered in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been considered in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

●	Uncertain tax position:

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more likely than not that the Company will have to use its economic resources to pay the obligation.

Leases
9)	Leases:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

i)	The Company as lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to twelve months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Leases which entitle employees to a company car as part of their employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 and not as subleases.

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years	Mainly

Land and buildings	1-12	5
Motor vehicles	1-5	3

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

ii)	Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

Property and equipment, net
10)	Property and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation.

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets at annual rates as follows:

Years

Software	3-5 (mainly 5)
Computers and peripheral equipment	3-5
Office furniture and equipment	7-15 (mainly 7)
Motor vehicles	7

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

The useful life, the depreciation method and the residual value of an asset are reviewed at least each year-end (at the end of the year) and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Intangible assets
11)	Intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost, including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Research and development expenditures

Research expenditures which are incurred in the process of software development are recognized in profit or loss when incurred. An intangible asset arising from a software development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the ability to measure reliably the respective expenditure asset during its development. The Company establishes technological feasibility upon completion of a detailed program design or a working model.

Capitalized software costs are measured at cost less any accumulated amortization and any accumulated impairment losses on a product-by-product basis. Amortization of capitalized software costs begin when the development is complete, and the product is available for use or for sale. The Company considers a product to be available for use when the Company completes its internal validation of the product that is necessary to establish that the product meets its design specifications including functions, features, and technical performance requirements. Internal validation includes the completion of coding, documentation and testing that ensure bugs are reduced to a minimum. The internal validation of the product takes place a few weeks before the product is made available to the market. In certain instances, the Company enters into a short pre-release stage, during which the product is made available to a selected number of customers as a beta program for their own review and familiarization. Subsequently, the release is made generally available to customers. Once a product is considered available for use, the capitalization of costs ceases and amortization of such costs to “cost of sales” begins.

Capitalized software costs are amortized on a product-by-product basis by the straight-line method over the estimated useful life of the software product (between 3-5 years, mainly 5 years).

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

The Company assesses the recoverability of its capitalized software costs on a regular basis by assessing the net realizable value of these intangible assets based on the estimated future gross revenues from each product reduced by the estimated future costs of completing and disposing of it, including the estimated costs of performing maintenance and customer support over its remaining economical useful life using internally generated projections of future revenues generated by the products, cost of completion of products and cost of delivery to customers over its remaining economical useful life.

During the years ended December 31, 2022, 2023 and 2024, no such unrecoverable amounts were identified.

Other intangible assets

Intangible assets excluding capitalized development costs are comprised mainly of customer-related intangible assets, backlogs, acquired technology and patent, and are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The useful life of intangible assets is as follows:

Years
Customer relationships	Up to 15
Acquired technology	Up to 10 (mainly 5)

The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate, and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

Impairment of non-financial assets
12)	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets (property, plant and equipment, capitalized software costs and other intangible assets and goodwill) whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated, at the acquisition date, to each of our cash-generating units that are expected to benefit from the synergies of the combination. The Company reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

During the years ended December 31, 2022, 2023 and 2024, no impairment loss was identified.

Financial instruments
13)	Financial instruments:

The accounting policy for financial instruments in accordance with IFRS 9, “Financial Instruments” is as follows:

1.	Financial assets

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss.

An impairment loss on debt instruments measured at amortized cost is recognized in profit or loss with a corresponding loss allowance that is offset from the carrying amount of the financial asset.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses. Trade receivables include original invoiced amount less an allowance for any potential uncollectible amounts and less invoiced amounts from maintenance and professional services contracts which haven’t been recognized yet. The Company makes estimates of expected credit losses for the allowance for doubtful accounts based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of profit or loss. Such allowance charge amounted of $1,778, $2,116 and $1,452, respectively for the years ended December 31, 2022, 2023 and 2024.

2.	Financial liabilities
a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for financial liabilities at fair value through profit or loss.

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss, except for put option granted to non-controlling interests.

Put option granted to non-controlling interests:

When the Company grants to non-controlling interests a put option to sell part or all of their interests in a subsidiary, during a certain period, even if such purchase obligation is conditional on the counterparty’s exercise of its contractual right to cause such redemption, if the put option agreement does not transfer to the Company any benefits incidental to ownership of the equity instrument (i.e. the Company does not have a present ownership in the shares concerned) then at the end of each reporting period the non-controlling interests (to which a portion of net profit attributable to non-controlling interests is allocated) are classified as a financial liability, as if such put-able equity instrument was redeemed on that date. The difference between the non-controlling interests carrying amount at the end of the reporting period and the present value of the liability is recognized directly in equity of the Company, under “Additional paid-in capital”.

The Company remeasures the financial liability at the end of each reporting period based on the estimated present value of the consideration to be transferred upon the exercise of the put option.

If the option is exercised in subsequent periods, the consideration paid upon exercise is treated as settlement of the liability. If the put option expires, the liability is settled and a portion of the investment in the subsidiary disposed of, without loss of control therein.

Fair value measurement
14)	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement.

Provisions
15)	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate has been made.

Following are the types of provisions included in the financial statements:

i.	Legal claims:

A provision for legal claims is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Company to settle the obligation and a reliable estimate can be made of the amount of the obligation.

ii.	Contingent liability recognized in a business combination:

A contingent liability in a business combination is measured at fair value upon initial recognition. In subsequent periods, it is measured at the higher of the amount initially recognized less, when appropriate, cumulative amortization, and the amount that would be recognized at the end of the reporting period in accordance with IAS 37.

Employee benefits
16)	Employee benefits:

The Company maintains several employee benefit plans:

i.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

ii.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

Magic and its Israeli subsidiaries (as defined with respect to their Israeli employee contribution plans pursuant to section 14 of Israel’s Severance Pay Law, 1963 (the “Severance Pay Law”)) pay fixed contributions to those plans and will have no legal or constructive obligation to pay further contributions if the fund into which those contributions are paid does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

Magic and its Israeli subsidiaries also operate a defined benefit plan in respect of severance or retirement pay to their Israeli employees pursuant to the Severance Pay Law. According to the Severance Pay Law, employees are entitled to severance pay upon dismissal or retirement.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (the “plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company’s own creditors and cannot be returned directly to the Company.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation, less the fair value of the plan assets. Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

Share-based payment
17)	Share-based payment:

The Company’s and its subsidiaries’ senior management are entitled from time to time to remuneration in the form of equity-settled share-based payment transactions. The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards.

Concentration of credit risk
18)	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents, bank deposits and other financial instruments are invested with major banks in Israel, the United States, Japan and across Europe. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments. Cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Company’s trade receivables are generally derived from sales to small, medium and large organizations located mainly in Israel, North America, Europe and Asia Pacific. The Company performs ongoing credit evaluations of its customers using a reliable outside source to determine payment terms and credit limits which are approved based on the size of the customer and to date has not experienced any material losses. In certain circumstances, Magic and its subsidiaries may require letters of credit or other collateral or additional guarantees.

The Company maintains an allowance for credit losses based upon management’s experience and estimate of the collectability of each outstanding invoice. The allowance for credit losses is determined with respect to specific debts or which collection is doubtful. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

Liquidity risk
19)	Liquidity risk:

Liquidity risk arises from managing the Company’s working capital as well as from financial expenses and principal payments of the Company’s debt instruments. Liquidity risk consists of the risk that the Company will have difficulty in fulfilling obligations relating to financial liabilities. The Company’s policy is to ascertain constant cash adequacy needed for settling its liabilities when due. For this purpose, the Company aims to hold cash balances (or adequate credit lines) that will meet anticipated demands.

Magic and its subsidiaries examine cash flow forecasts on a monthly basis as well as information regarding cash balances. As of the reporting date, these forecasts indicate that the Company can expect sufficient liquid sources to cover its entire liabilities under reasonable assumptions.

Reclassification of prior years presentation
20)	Reclassification of prior years presentation:

Certain prior years amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Accounting pronouncements not yet adopted
21)	Accounting pronouncements not yet adopted:
1.	Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”:

In August 2023, the IASB issued “Amendments to IAS 21: Lack of Exchangeability (Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”)” (“the Amendments”) to clarify how an entity should assess whether a currency is exchangeable and how it should measure and determine a spot exchange rate when exchangeability is lacking.

The Amendments set out the requirements for determining the spot exchange rate when a currency lacks exchangeability. The Amendments require disclosure of information that will enable users of financial statements to understand how a currency not being exchangeable affects or is expected to affect the entity’s financial performance, financial position and cash flows.

The Amendments apply for annual reporting periods beginning on or after January 1, 2025. Earlier adoption is permitted, in which case, an entity is required to disclose that fact. When applying the Amendments, an entity should not restate comparative information. Instead, if the foreign currency is not exchangeable at the beginning of the annual reporting period in which the Amendments are first applied (the initial application date), the entity should translate affected assets, liabilities and equity as required by the Amendments and recognize the differences as of the initial application date as an adjustment to the opening balance of retained earnings and/or to the foreign currency translation reserve, as required by the Amendments.

The Company believes that the Amendments are not expected to have a material impact on its consolidated financial statements.

2.

IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 18 (IFRS 18), Presentation and Disclosure in Financial Statements (hereinafter: “the new standard”), which replaces International Accounting Standard 1 (IAS 1), Presentation of Financial Statements.

The objective of the new standard is to enhance comparability and transparency in financial statements.

IFRS 18 incorporates existing requirements from IAS 1 as well as introduces new requirements for the presentation in the statement of profit or loss, including presentation of specified line items and subtotals as required by the new standard, disclosures regarding management-defined performance measures (MPMs), and new requirements for the aggregation and disaggregation of financial information.

The new standard does not change the recognition and measurement principles of items in the financial statements. However, since items in the statement of profit or loss will need to be classified into one of five categories (operating, investing, financing, income taxes, and discontinued operations), it may affect the entity’s reported operating profit.

In addition, the issuance of IFRS 18 has resulted in limited amendments to other accounting standards, including IAS 7 – Statement of Cash Flows, and IAS 34 – Interim Financial Reporting.

The new standard is to be applied retrospectively for annual reporting periods beginning on or after January 1, 2027. Early adoption is permitted, with appropriate disclosure, for periods beginning on or after January 1, 2025, subject to the decision of the Israel Securities Authority.

The Company is currently evaluating the impact of the new standard, including the effect of the related amendments to other accounting standards, on its consolidated financial statements.